Document And Entity Information	Sep. 30, 2026
Document Information [Line Items]
Entity, Registrant Name	VIRTRA, INC.
Document, Type	8-K
Document, Period End Date	Nov. 12, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-38420
Entity, Tax Identification Number	93-1207631
Entity, Address, Address Line One	295 E. Corporate Place
Entity, Address, City or Town	Chandler
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85225
City Area Code	480
Local Phone Number	968-1488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VTSI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001085243